Management of financial risks, financial instruments, and other risks (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	$ 80,748	$ 75,464
Bank Receipt of Deposits RDB	32,004,825	21,511,844
Bank certificate of deposit	467,934	$ 546,395
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	19,832
Repurchase Agreements	525,999
Deposits In Electronic Money	8,007,913
Bank Receipt of Deposits RDB	31,248,807
Bank certificate of deposit	28,556
Payables to credit card network	5,337,904
Borrowings And Financing	87,685
Total financial liabilities	45,256,696
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	18,846
Repurchase Agreements	259,664
Deposits In Electronic Money	980,250
Bank Receipt of Deposits RDB	466,094
Bank certificate of deposit	130,576
Payables to credit card network	4,262,348
Borrowings And Financing	336,237
Total financial liabilities	6,454,015
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	10,919
Repurchase Agreements
Deposits In Electronic Money	383,881
Bank Receipt of Deposits RDB	947,390
Bank certificate of deposit	227,108
Payables to credit card network	3,767,619
Borrowings And Financing	2,240,707
Total financial liabilities	7,577,624
Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	16,423
Repurchase Agreements
Deposits In Electronic Money	80,298
Bank Receipt of Deposits RDB	295,616
Bank certificate of deposit	129,037
Payables to credit card network	266,101
Borrowings And Financing	2,318,714
Total financial liabilities	3,106,189
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	65,969
Repurchase Agreements	783,837
Deposits In Electronic Money	9,452,342
Bank Receipt of Deposits RDB	32,004,825
Bank certificate of deposit	467,934
Payables to credit card network	13,633,823
Borrowings And Financing	4,398,216
Total financial liabilities	60,806,946
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	66,020
Repurchase Agreements	785,663
Deposits In Electronic Money	9,452,342
Bank Receipt of Deposits RDB	32,957,907
Bank certificate of deposit	515,277
Payables to credit card network	13,633,972
Borrowings And Financing	4,983,343
Total financial liabilities	$ 62,394,524